Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reports that are regularly reviewed by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. In the case of the Group the CODM is the Chairman and CEO and all information reported to the CODM is based on the consolidated results of the Group as one operating segment, as the Group’s activities relate to mineral exploration.

Minerals Exploration cover’s the Group’s main project including:

●	Wolfsberg (Austria)

●	Tanbreez (Greenland)

●	Weinebene and Eastern Alps Projects (Austria)

Whilst the Group receives separate report for each of these projects, these projects have been aggregated into one reporting segment because management considers that they have similar economic characteristics as all three are exploration projects.

Accordingly, the Group has only one reportable segment and the results are the same as the Group results.

The measure of profit or loss for this reportable segment are the same as the amounts presented on the face of the Consolidated Statement of Profit or loss and Other Comprehensive Income. The measure of total assets and liabilities and the amount of investment in associated and JV accounted for by the equity method for this reportable segment are the same as the amounts presented on the face of the Consolidated Statement of Financial position.

a)	Segment assets

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	30 June 2025 $	30 June 2024 $
Geographical information
United States	-	-
Greenland	107,856,418	5,000,000
Austria	55,557,718	50,609,184
	163,414,136	55,609,184